Other Provisions - Retirement Benefit Obligation - Narrative (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024	Sep. 01, 2024
Employee Benefits [Abstract]
Payment for the transfer of post-retirement medical benefit liability	R 0	R 350	R 0
Retirement benefit obligation	0	0	290
Retirement benefit costs	1,512	1,326
Disclosure of defined benefit plans [line items]
Retirement benefit obligation	0	0	290
Remeasurement of liability	0	56
Payment for the transfer of post-retirement medical benefit liability	0	350	R 0
Present value of defined benefit obligation [member]
Disclosure of defined benefit plans [line items]
Contributions paid	0	(2)
Finance costs	0	6
RMA Life Assurance Company Limited
Employee Benefits [Abstract]
Payment for the transfer of post-retirement medical benefit liability	0	350
Retirement benefit obligation				R 294
Disclosure of defined benefit plans [line items]
Retirement benefit obligation				R 294
Payment for the transfer of post-retirement medical benefit liability	R 0	R 350